OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Receipts from customers		¥ 580,794	¥ 469,471
Payables to customers related to government policy compliance incentives		71,638
Professional service fees		3,274	2,271
Office expenses		8,636	5,240
Payables to employees related to net proceeds from share options exercised		137	264
Accrued interest expense related to convertible senior notes		7,632	8,210
Payable for acquisition		27,923	8,450
Others		3,407	4,130
Total	$ 108,117	¥ 703,441	¥ 498,036